Derivative Instruments - Schedule of Derivative-Related Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		$ 25,422
Less: impact of master netting agreements		(15,575)
Derivative replacement cost	$ 9,274	9,847
Derivative credit risk equivalents before master netting agreements		54,871
Derivative credit risk equivalents master netting agreements		(29,589)
Derivative credit risk equivalents	35,846	25,282
Derivative credit risk weighted assets before master netting agreements		4,950
Derivative credit risk weighted assets	7,325	4,950
Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	3,505	8,195
Derivative credit risk equivalents before master netting agreements	9,699	10,623
Derivative credit risk weighted assets before master netting agreements	2,677	704
Interest rate contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	3,384	8,177
Derivative credit risk equivalents before master netting agreements	9,492	10,344
Derivative credit risk weighted assets before master netting agreements	2,673	704
Interest rate contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	121	18
Derivative credit risk equivalents before master netting agreements	207	279
Derivative credit risk weighted assets before master netting agreements	4
Interest rate contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	38
Derivative credit risk equivalents before master netting agreements	154
Derivative credit risk weighted assets before master netting agreements	98
Interest rate contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	3
Derivative credit risk equivalents before master netting agreements	6
Interest rate contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	90	2
Derivative credit risk equivalents before master netting agreements	161	29
Derivative credit risk weighted assets before master netting agreements	3
Interest rate contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	3,233	7,732
Derivative credit risk equivalents before master netting agreements	8,114	9,917
Derivative credit risk weighted assets before master netting agreements	2,300
Interest rate contract [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	102	36
Derivative credit risk equivalents before master netting agreements	1,162	34
Derivative credit risk weighted assets before master netting agreements	236
Interest rate contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	11	409
Derivative credit risk equivalents before master netting agreements	62	393
Derivative credit risk weighted assets before master netting agreements	39
Interest rate contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	28	16
Derivative credit risk equivalents before master netting agreements	40	250
Derivative credit risk weighted assets before master netting agreements	1
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	3,013	12,999
Derivative credit risk equivalents before master netting agreements	13,805	31,582
Derivative credit risk weighted assets before master netting agreements	2,324	2,544
Foreign exchange contracts [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	2,987	12,983
Derivative credit risk equivalents before master netting agreements	13,759	31,538
Derivative credit risk weighted assets before master netting agreements	2,324	2,544
Foreign exchange contracts [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	26	16
Derivative credit risk equivalents before master netting agreements	46	44
Foreign exchange contracts [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	10
Derivative credit risk equivalents before master netting agreements	119
Derivative credit risk weighted assets before master netting agreements	29
Foreign exchange contracts [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative credit risk equivalents before master netting agreements	2
Foreign exchange contracts [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	13
Derivative credit risk equivalents before master netting agreements	20	8
Foreign exchange contracts [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,184	8,305
Derivative credit risk equivalents before master netting agreements	6,248	22,741
Derivative credit risk weighted assets before master netting agreements	989
Foreign exchange contracts [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	40	225
Derivative credit risk equivalents before master netting agreements	167	424
Derivative credit risk weighted assets before master netting agreements	46
Foreign exchange contracts [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	13	16
Derivative credit risk equivalents before master netting agreements	24	36
Foreign exchange contracts [member] | Forward contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,753	4,453
Derivative credit risk equivalents before master netting agreements	7,225	8,373
Derivative credit risk weighted assets before master netting agreements	1,260
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,199	2,060
Derivative credit risk equivalents before master netting agreements	4,694	6,633
Derivative credit risk weighted assets before master netting agreements	992	1,188
Commodity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	427	1,894
Derivative credit risk equivalents before master netting agreements	2,996	5,558
Derivative credit risk weighted assets before master netting agreements	958	1,188
Commodity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	772	166
Derivative credit risk equivalents before master netting agreements	1,698	1,075
Derivative credit risk weighted assets before master netting agreements	34
Commodity contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	116
Derivative credit risk equivalents before master netting agreements	370
Derivative credit risk weighted assets before master netting agreements	204
Commodity contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1
Derivative credit risk equivalents before master netting agreements	52
Derivative credit risk weighted assets before master netting agreements	1
Commodity contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	393	17
Derivative credit risk equivalents before master netting agreements	1,079	770
Derivative credit risk weighted assets before master netting agreements	22
Commodity contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	213	1,559
Derivative credit risk equivalents before master netting agreements	2,154	4,450
Derivative credit risk weighted assets before master netting agreements	629
Commodity contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	98	335
Derivative credit risk equivalents before master netting agreements	472	1,108
Derivative credit risk weighted assets before master netting agreements	125
Commodity contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	378	149
Derivative credit risk equivalents before master netting agreements	567	305
Derivative credit risk weighted assets before master netting agreements	11
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,280	2,158
Derivative credit risk equivalents before master netting agreements	7,152	5,978
Derivative credit risk weighted assets before master netting agreements	1,298	431
Equity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	197	1,585
Derivative credit risk equivalents before master netting agreements	4,572	4,332
Derivative credit risk weighted assets before master netting agreements	1,246
Equity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	1,083	573
Derivative credit risk equivalents before master netting agreements	2,580
Derivative credit risk weighted assets before master netting agreements	52	1,646
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	277	10
Derivative credit risk equivalents before master netting agreements	496	55
Derivative credit risk weighted assets before master netting agreements	$ 34	$ 83